Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	41-0734466
Plan number	003
Promissory notes	$ 11,267,554
Total assets (held at end of year)	$ 291,054,108
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Promissory note interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Promissory note interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,445,817
Collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 238,766,984
Investment, Identifier [Axis]: BlackRock Equity Index S&P 500
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	270,012
Current Value	$ 14,222,550
Investment, Identifier [Axis]: BlackRock LifePath Index 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	1,695,688
Current Value	$ 39,556,493
Investment, Identifier [Axis]: BlackRock LifePath Index 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	1,278,049
Current Value	$ 33,119,768
Investment, Identifier [Axis]: BlackRock LifePath Index 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	789,147
Current Value	$ 22,454,276
Investment, Identifier [Axis]: BlackRock LifePath Index 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	702,534
Current Value	$ 21,635,934
Investment, Identifier [Axis]: BlackRock LifePath Index 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	628,906
Current Value	$ 20,458,033
Investment, Identifier [Axis]: BlackRock LifePath Index 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	470,937
Current Value	$ 15,642,510
Investment, Identifier [Axis]: BlackRock LifePath Index 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	288,753
Current Value	$ 8,011,582
Investment, Identifier [Axis]: BlackRock LifePath Index 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	293,284
Current Value	$ 4,368,972
Investment, Identifier [Axis]: BlackRock LifePath Index 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	73,337
Current Value	$ 867,427
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	1,727,318
Current Value	$ 32,424,499
Investment, Identifier [Axis]: BlackRock US Debt Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	80,232
Current Value	$ 1,017,796
Investment, Identifier [Axis]: Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	415,690
Current Value	$ 4,273,896
Investment, Identifier [Axis]: Fidelity Global EX US Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	54,879
Current Value	$ 1,024,049
Investment, Identifier [Axis]: Fidelity Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	36,220
Current Value	$ 1,120,295
Investment, Identifier [Axis]: General Investment Account, contract value
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,268,187
Investment, Identifier [Axis]: Global Equity Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	1,434,173
Current Value	$ 20,713,249
Investment, Identifier [Axis]: Global Equity Fund LSV Global Value
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	157,240
Current Value	$ 2,301,472
Investment, Identifier [Axis]: Hormel Foods Corporation Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units Held | shares	54,479
Current Value	$ 3,143,818
Investment, Identifier [Axis]: Self-directed brokerage assets | Charles Schwab & Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 161,750